Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of exposure to credit risk

2021
US $’000
AA- to AAA	59,185
A- to A+	64,224
BBB- to BBB+	57,796
Total Outstanding	181,205

Schedule of contractual maturities of financial liabilities, including estimated interest payments

	December 31, 2021
		Carrying	Contractual				More than
	Note	amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
		US $’000	US $’000	US $’000	US $’000	US $’000	US $’000
Non-derivative financial liabilities
Long-term loans and other liabilities	12(a)	142,919	166,955	27,817	42,008	97,130
Lease liabilities	7	3,071,680	3,436,482	1,022,707	912,608	1,267,067	234,100
Short-term borrowings	12(a)	106,503	106,881	106,881
Trade and other payables	14	534,440	534,440	534,440
		3,855,542	4,244,758	1,691,845	954,616	1,364,197	234,100

29	Financial instruments and risk management (cont’d)

(a)  Financial risk (cont’d)

(2)  Liquidity risk (cont’d)

	December 31, 2020
		Carrying	Contractual				More than
		amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note	US $’000	US $’000	US $’000	US $’000	US $’000	US $’000
Non-derivative financial liabilities
Debentures (*)	12 (a)	423,700	471,815	13,004	13,083	445,728
Long-term loans and other liabilities	12 (a)	108,444	148,775	20,009	16,266	34,966	77,534
Lease liabilities	7	1,174,016	1,456,107	455,343	292,926	449,090	258,748
Short-term borrowings	12 (a)	122,501	123,139	123,139
Trade and other payables	14	365,354	365,354	365,354
		2,194,015	2,565,190	976,849	322,275	929,784	336,282

(*) The contractual cashflows as of December 31, 2020 did not reflect the early repayments announced and executed during 2021, in respect of the cash-sweep mechanism (see also Note 1(b)).

Schedule of sensitivity analysis

Profit or loss
US $’000
December 31, 2021	3,349
December 31, 2020	3,379

Schedule of Level 1 financial instruments carried at fair value

	December 31, 2021			December 31, 2020
	investments in	investments in	investments in	investments in	investments in	investments in
	sovereign	corporate	equity	sovereign	corporate	equity
	bonds at fair	bonds at fair	instruments at	bonds at fair	bonds at fair	instruments at
	value through	value through	fair value	value through	value through	fair value
	other	other	through other	other	other	through other
	comprehensive	comprehensive	comprehensive	comprehensive	comprehensive	comprehensive
	income	income	income	income	income	income
US $’000
Other investments:
Current	1,979	16,278	1,995			2,298
Non-Current	35,566	127,382
	37,545	143,660	1,995			2,298

Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of the Group's exposure to foreign currency risk based on notional amounts

	December 31, 2021
	US$	NIS	Others
	US$’000	US$’000	US$’000
Non-current assets
Trade and other receivables	106,219		801
Other non-current investments	165,795	1,339	2,067
Current assets
Other current investments	2,136,427	46	7,985
Trade and other receivables	1,112,761	2,208	92,427
Cash and cash equivalents	1,460,530	22,128	60,642
Non-current liabilities
Loans and other liabilities	(119,076)		(1,751)
Lease liabilities	(2,148,604)	(7,397)	(22,675)
Current liabilities
Short term borrowings and current maturities	(130,139)		(564)
Lease liabilities	(879,998)	(6,315)	(6,691)
Trade and other payables	(428,868)	(50,378)	(55,194)
	1,275,047	(38,369)	77,047

	December 31, 2020
	US$	NIS	Others
	US$’000	US$’000	US$’000
Non-current assets
Trade and other receivables	4,409		884
Other non-current investments	2,203	1,294	1,391
Current assets
Other current investments	51,195	44	5,438
Trade and other receivables	397,025	497	75,742
Cash and cash equivalents	517,852	11,309	41,253
Non-current liabilities
Loans and other liabilities	(509,858)	(4,197)	(3,309)
Lease liabilities	(776,593)	(10,145)	(25,102)
Current liabilities
Short term borrowings and current maturities	(129,710)	(217)	(8,642)
Lease liabilities	(348,710)	(5,485)	(7,981)
Trade and other payables	(234,004)	(26,889)	(104,461)
	(1,026,191)	(33,789)	(24,787)

Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of interest rate profile of interest-bearing financial instruments

	Carrying amount
	2021	2020
	US $’000	US $’000
Fixed rate instruments
Financial assets	3,852,886	627,662
Financial liabilities	(3,285,708)	(1,778,063)
	567,178	(1,150,401)
Variable rate instruments
Financial liabilities	(35,394)	(50,598)
	(35,394)	(50,598)